Condensed Statements of Stockholders Equity (Unaudited) - USD ($)	Total	Preferred Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Accumulated other comprehensive loss	Common Stock
Balance, shares at Dec. 31, 2021						9,625,133
Balance, amount at Dec. 31, 2021	$ 10,197,107	$ 0	$ 20,203,972	$ (10,108,916)	$ 5,800	$ 96,251
Issuance of stock upon offering, net of issuance cost, shares						780,000
Issuance of stock upon offering, net of issuance cost, amount	1,780,204	0	1,772,404	0	0	$ 7,800
Conversion of convertible notes payable to common stock, shares						9,073,137
Conversion of convertible notes payable to common stock, amount	30,442,959	0	30,352,227	0	0	$ 90,732
Share-based compensation	6,162,902	0	6,162,902	0	0	0
Net loss	(11,875,682)	0	0	(11,875,682)	0	0
Translation adjustment	(281,420)	0	0	0	(281,420)	$ 0
Balance, shares at Sep. 30, 2022						19,478,270
Balance, amount at Sep. 30, 2022	36,426,070	0	58,491,505	(21,984,598)	(275,620)	$ 194,783
Balance, shares at Jun. 30, 2022						9,625,133
Balance, amount at Jun. 30, 2022	6,006,320	0	20,290,857	(14,162,842)	(217,946)	$ 96,251
Issuance of stock upon offering, net of issuance cost, shares						780,000
Conversion of convertible notes payable to common stock, shares						9,073,137
Conversion of convertible notes payable to common stock, amount	30,442,959	0	30,352,227	0	0	$ 90,732
Share-based compensation	6,076,017	0	6,076,017	0	0	0
Net loss	(7,821,756)	0	0	(7,821,756)	0	0
Translation adjustment	(57,674)	0	0	0	(57,674)	0
Issuance of stock upon offering, net of issuance cost, amount	1,780,204	0	1,772,404	0	0	$ 7,800
Balance, shares at Sep. 30, 2022						19,478,270
Balance, amount at Sep. 30, 2022	36,426,070	0	58,491,505	(21,984,598)	(275,620)	$ 194,783
Balance, shares at Dec. 31, 2022						20,011,602
Balance, amount at Dec. 31, 2022	34,628,006	0	58,745,149	(24,115,606)	(201,653)	$ 200,116
Conversion of convertible notes payable to common stock, shares						93,333
Conversion of convertible notes payable to common stock, amount	274,789	0	273,856	0	0	$ 933
Share-based compensation	682,833	0	682,833	0	0	0
Net loss	(7,846,048)	0	0	(7,846,048)	0	0
Translation adjustment	(122,639)	0	0	0	(122,639)	$ 0
Issuance of stock in exchange of vehicle, shares						61,157
Issuance of stock in exchange of vehicle, amount	48,559	0	47,947	0	0	$ 612
Issuance of stock to settle vested RSUs, shares						126,532
Issuance of stock to settle vested RSUs, amount	0	0	(1,265)	0	0	$ 1,265
Warrants issued in connection with senior secured convertible note payable	15,467	0	15,467	0	0	$ 0
Balance, shares at Sep. 30, 2023						20,292,624
Balance, amount at Sep. 30, 2023	27,680,967	0	59,763,987	(31,961,654)	(324,292)	$ 202,926
Balance, shares at Jun. 30, 2023						20,292,624
Balance, amount at Jun. 30, 2023	30,395,337	0	59,423,678	(28,985,808)	(245,459)	$ 202,926
Share-based compensation	324,842	0	324,842	0	0	0
Net loss	(2,975,846)	0	0	(2,975,846)	0	0
Translation adjustment	(78,833)	0	0	0	(78,833)	0
Warrants issued in connection with secured convertible note payable	15,467	0	15,467	0	0	$ 0
Balance, shares at Sep. 30, 2023						20,292,624
Balance, amount at Sep. 30, 2023	$ 27,680,967	$ 0	$ 59,763,987	$ (31,961,654)	$ (324,292)	$ 202,926